UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

QS

S&P 500 INDEX FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS S&P 500 Index Fund for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

II	QS S&P 500 Index Fund

Performance review

For the six months ended March 31, 2021, Class A shares of QS S&P 500 Index Fund returned 18.74%. The Fund’s unmanaged benchmark, the S&P 500 Indexi, returned 19.07% for the same period. The Lipper S&P 500 Index Funds Category Averageii returned 18.81% over the same time frame.

Performance Snapshot as of March 31, 2021 (unaudited)
6 months
QS S&P 500 Index Fund:
Class A	18.74%
Class D	18.89%
S&P 500 Index	19.07%
Lipper S&P 500 Index Funds Category Average	18.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.61% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

QS S&P 500 Index Fund	IIII

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.
ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 116 funds in the Fund’s Lipper category, if any.

IV	QS S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

QS S&P 500 Index Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	18.74%	$1,000.00	$1,187.40	0.59%	$3.22	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class D	18.89	1,000.00	1,188.90	0.39	2.13	Class D	5.00	1,000.00	1,022.99	0.39	1.97

2	QS S&P 500 Index Fund 2021 Semi-Annual Report

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS S&P 500 Index Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 10.8%
Diversified Telecommunication Services — 1.4%
AT&T Inc.	68,791	$ 2,082,303
Lumen Technologies Inc.	9,599	128,147
Verizon Communications Inc.	39,599	2,302,682
Total Diversified Telecommunication Services		4,513,132
Entertainment — 2.1%
Activision Blizzard Inc.	7,505	697,965
Electronic Arts Inc.	2,733	369,966
Live Nation Entertainment Inc.	1,353	114,532	*
Netflix Inc.	4,248	2,216,012	*
Take-Two Interactive Software Inc.	1,162	205,325	*
Walt Disney Co.	17,464	3,222,457	*
Total Entertainment		6,826,257
Interactive Media & Services — 5.8%
Alphabet Inc., Class A Shares	2,871	5,921,495	*
Alphabet Inc., Class C Shares	2,756	5,701,144	*
Facebook Inc., Class A Shares	23,010	6,777,135	*
Twitter Inc.	7,730	491,860	*
Total Interactive Media & Services		18,891,634
Media — 1.3%
Charter Communications Inc., Class A Shares	1,360	839,147	*
Comcast Corp., Class A Shares	44,023	2,382,084
Discovery Inc., Class A Shares	1,238	53,803	*
Discovery Inc., Class C Shares	3,114	114,875	*
DISH Network Corp., Class A Shares	2,268	82,102	*
Fox Corp., Class A Shares	3,060	110,497
Fox Corp., Class B Shares	1,790	62,525
Interpublic Group of Cos. Inc.	3,394	99,105
News Corp., Class A Shares	3,816	97,041
News Corp., Class B Shares	1,815	42,580
Omnicom Group Inc.	1,979	146,743
ViacomCBS Inc., Class B Shares	5,259	237,181
Total Media		4,267,683
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	5,668	710,144	*
Total Communication Services		35,208,850

See Notes to Financial Statements.

4	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Consumer Discretionary — 12.3%
Auto Components — 0.1%
Aptiv PLC	2,582	$356,058	*
BorgWarner Inc.	1,724	79,924
Total Auto Components		435,982
Automobiles — 1.9%
Ford Motor Co.	37,401	458,162	*
General Motors Co.	12,363	710,378	*
Tesla Inc.	7,316	4,886,576	*
Total Automobiles		6,055,116
Distributors — 0.1%
Genuine Parts Co.	1,197	138,361
LKQ Corp.	3,026	128,091	*
Pool Corp.	410	141,548
Total Distributors		408,000
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment Inc.	2,247	196,500	*
Carnival Corp.	7,540	200,112	*
Chipotle Mexican Grill Inc.	277	393,567	*
Darden Restaurants Inc.	1,259	178,778
Domino’s Pizza Inc.	356	130,933
Hilton Worldwide Holdings Inc.	2,886	348,975	*
Las Vegas Sands Corp.	3,021	183,556	*
Marriott International Inc., Class A Shares	2,532	375,015	*
McDonald’s Corp.	7,130	1,598,118
MGM Resorts International	3,661	139,081
Norwegian Cruise Line Holdings Ltd.	3,368	92,923	*
Penn National Gaming Inc.	1,512	158,518	*
Royal Caribbean Cruises Ltd.	1,870	160,091	*
Starbucks Corp.	11,292	1,233,877
Wynn Resorts Ltd.	868	108,821	*
Yum! Brands Inc.	2,859	309,287
Total Hotels, Restaurants & Leisure		5,808,152
Household Durables — 0.5%
DR Horton Inc.	3,019	269,053
Garmin Ltd.	1,491	196,588
Leggett & Platt Inc.	1,381	63,043
Lennar Corp., Class A Shares	2,626	265,830
Mohawk Industries Inc.	594	114,232	*
Newell Brands Inc.	3,236	86,660
NVR Inc.	32	150,750	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
PulteGroup Inc.	2,747	$144,053
Whirlpool Corp.	607	133,752
Total Household Durables		1,423,961
Internet & Direct Marketing Retail — 4.4%
Amazon.com Inc.	4,097	12,676,446	*
Booking Holdings Inc.	393	915,627	*
eBay Inc.	5,975	365,909
Etsy Inc.	1,173	236,559	*
Expedia Group Inc.	1,251	215,322	*
Total Internet & Direct Marketing Retail		14,409,863
Leisure Products — 0.0%††
Hasbro Inc.	1,089	104,675
Multiline Retail — 0.5%
Dollar General Corp.	2,393	484,870
Dollar Tree Inc.	2,219	253,987	*
Target Corp.	4,746	940,040
Total Multiline Retail		1,678,897
Specialty Retail — 2.3%
Advance Auto Parts Inc.	633	116,149
AutoZone Inc.	212	297,712	*
Best Buy Co. Inc.	2,344	269,115
CarMax Inc.	1,613	213,980	*
Gap Inc.	1,638	48,780	*
Home Depot Inc.	10,357	3,161,474
L Brands Inc.	2,013	124,524	*
Lowe’s Cos. Inc.	7,159	1,361,499
O’Reilly Automotive Inc.	632	320,582	*
Ross Stores Inc.	3,421	410,212
TJX Cos. Inc.	11,778	779,115
Tractor Supply Co.	1,112	196,913
Ulta Beauty Inc.	519	160,459	*
Total Specialty Retail		7,460,514
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	3,098	60,938
NIKE Inc., Class B Shares	11,988	1,593,085
PVH Corp.	562	59,403	*
Ralph Lauren Corp.	404	49,757	*
Tapestry Inc.	2,510	103,437	*
Under Armour Inc., Class A Shares	2,300	50,968	*

See Notes to Financial Statements.

6	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Under Armour Inc., Class C Shares	2,316	$42,753	*
VF Corp.	3,226	257,822
Total Textiles, Apparel & Luxury Goods		2,218,163
Total Consumer Discretionary		40,003,323
Consumer Staples — 6.1%
Beverages — 1.5%
Brown-Forman Corp., Class B Shares	1,828	126,077
Coca-Cola Co.	36,998	1,950,165
Constellation Brands Inc., Class A Shares	1,616	368,448
Molson Coors Beverage Co., Class B Shares	1,712	87,569	*
Monster Beverage Corp.	3,495	318,359	*
PepsiCo Inc.	13,196	1,866,574
Total Beverages		4,717,192
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	4,275	1,506,852
Kroger Co.	7,214	259,632
Sysco Corp.	5,003	393,936
Walgreens Boots Alliance Inc.	6,825	374,693
Walmart Inc.	13,322	1,809,527
Total Food & Staples Retailing		4,344,640
Food Products — 1.0%
Archer-Daniels-Midland Co.	5,491	312,987
Campbell Soup Co.	1,906	95,815
Conagra Brands Inc.	4,344	163,334
General Mills Inc.	5,974	366,326
Hershey Co.	1,363	215,572
Hormel Foods Corp.	2,729	130,392
JM Smucker Co.	997	126,150
Kellogg Co.	2,585	163,630
Kraft Heinz Co.	6,359	254,360
Lamb Weston Holdings Inc.	1,304	101,034
McCormick & Co. Inc., Non Voting Shares	2,400	213,984
Mondelez International Inc., Class A Shares	13,925	815,030
Tyson Foods Inc., Class A Shares	2,883	214,207
Total Food Products		3,172,821
Household Products — 1.4%
Church & Dwight Co. Inc.	2,286	199,682
Clorox Co.	1,276	246,115
Colgate-Palmolive Co.	7,790	614,086

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
Household Products — continued
Kimberly-Clark Corp.	3,381	$470,128
Procter & Gamble Co.	23,498	3,182,334
Total Household Products		4,712,345
Personal Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,238	650,922
Tobacco — 0.7%
Altria Group Inc.	17,465	893,510
Philip Morris International Inc.	15,134	1,342,991
Total Tobacco		2,236,501
Total Consumer Staples		19,834,421
Energy — 2.8%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	5,810	125,554
Halliburton Co.	8,525	182,947
NOV Inc.	4,715	64,690	*
Schlumberger Ltd.	12,875	350,071
Total Energy Equipment & Services		723,262
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	3,374	60,395
Cabot Oil & Gas Corp.	4,506	84,623
Chevron Corp.	18,697	1,959,259
ConocoPhillips	13,573	718,962
Devon Energy Corp.	4,322	94,436
Diamondback Energy Inc.	1,740	127,872
EOG Resources Inc.	5,606	406,603
Exxon Mobil Corp.	41,089	2,293,999
Hess Corp.	2,453	173,574
HollyFrontier Corp.	1,430	51,165
Kinder Morgan Inc.	18,437	306,976
Marathon Oil Corp.	7,830	83,624
Marathon Petroleum Corp.	6,330	338,592
Occidental Petroleum Corp.	7,675	204,308
ONEOK Inc.	4,424	224,120
Phillips 66	4,141	337,657
Pioneer Natural Resources Co.	2,139	339,716
Valero Energy Corp.	4,157	297,641
Williams Cos. Inc.	11,559	273,833
Total Oil, Gas & Consumable Fuels		8,377,355
Total Energy		9,100,617

See Notes to Financial Statements.

8	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Financials — 11.2%
Banks — 4.4%
Bank of America Corp.	72,612	$2,809,358
Citigroup Inc.	19,870	1,445,542
Citizens Financial Group Inc.	4,580	202,207
Comerica Inc.	1,200	86,088
Fifth Third Bancorp	6,582	246,496
First Republic Bank	1,740	290,145
Huntington Bancshares Inc.	8,250	129,690
JPMorgan Chase & Co.	29,276	4,456,685
KeyCorp	9,904	197,882
M&T Bank Corp.	1,247	189,058
People’s United Financial Inc.	4,395	78,671
PNC Financial Services Group Inc.	4,083	716,199
Regions Financial Corp.	9,009	186,126
SVB Financial Group	517	255,222	*
Truist Financial Corp.	12,659	738,273
US Bancorp	13,083	723,621
Wells Fargo & Co.	40,384	1,577,803
Zions Bancorp NA	1,866	102,555
Total Banks		14,431,621
Capital Markets — 2.9%
Ameriprise Financial Inc.	1,161	269,874
Bank of New York Mellon Corp.	7,434	351,554
BlackRock Inc.	1,361	1,026,140
Cboe Global Markets Inc.	1,107	109,250
Charles Schwab Corp.	14,643	954,431
CME Group Inc.	3,453	705,206
Franklin Resources Inc.	2,335	69,116	(a)
Goldman Sachs Group Inc.	3,310	1,082,370
Intercontinental Exchange Inc.	5,392	602,179
Invesco Ltd.	3,260	82,217
MarketAxess Holdings Inc.	357	177,757
Moody’s Corp.	1,593	475,686
Morgan Stanley	14,031	1,089,647
MSCI Inc.	799	335,005
Nasdaq Inc.	1,134	167,220
Northern Trust Corp.	2,128	223,674
Raymond James Financial Inc.	1,200	147,072
S&P Global Inc.	2,238	789,723

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
State Street Corp.	3,389	$284,710
T. Rowe Price Group Inc.	2,164	371,342
Total Capital Markets		9,314,173
Consumer Finance — 0.6%
American Express Co.	6,167	872,261
Capital One Financial Corp.	4,379	557,140
Discover Financial Services	2,912	276,611
Synchrony Financial	5,420	220,377
Total Consumer Finance		1,926,389
Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B Shares	18,185	4,645,722	*
Insurance — 1.9%
Aflac Inc.	6,420	328,576
Allstate Corp.	2,860	328,614
American International Group Inc.	8,218	379,754
Aon PLC, Class A Shares	2,071	476,558
Arthur J Gallagher & Co.	1,865	232,696
Assurant Inc.	545	77,265
Chubb Ltd.	4,428	699,491
Cincinnati Financial Corp.	1,588	163,707
Everest Re Group Ltd.	424	105,071
Globe Life Inc.	1,095	105,810
Hartford Financial Services Group Inc.	3,359	224,348
Lincoln National Corp.	1,391	86,617
Loews Corp.	1,912	98,047
Marsh & McLennan Cos. Inc.	4,920	599,256
MetLife Inc.	7,394	449,481
Principal Financial Group Inc.	2,504	150,140
Progressive Corp.	5,459	521,935
Prudential Financial Inc.	3,689	336,068
Travelers Cos. Inc.	2,428	365,171
Unum Group	1,562	43,470
Willis Towers Watson PLC	1,283	293,653
WR Berkley Corp.	1,237	93,208
Total Insurance		6,158,936
Total Financials		36,476,841
Health Care — 12.9%
Biotechnology — 1.8%
AbbVie Inc.	16,877	1,826,429
Alexion Pharmaceuticals Inc.	2,168	331,509	*

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Biotechnology — continued
Amgen Inc.	5,624	$1,399,307
Biogen Inc.	1,493	417,667	*
Gilead Sciences Inc.	11,704	756,429
Incyte Corp.	1,612	131,007	*
Regeneron Pharmaceuticals Inc.	977	462,258	*
Vertex Pharmaceuticals Inc.	2,531	543,887	*
Total Biotechnology		5,868,493
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	17,016	2,039,197
ABIOMED Inc.	423	134,823	*
Align Technology Inc.	689	373,114	*
Baxter International Inc.	4,599	387,880
Becton Dickinson and Co.	2,826	687,142
Boston Scientific Corp.	13,771	532,249	*
Cooper Cos. Inc.	462	177,450
Danaher Corp.	5,975	1,344,853
DENTSPLY SIRONA Inc.	2,099	133,937
DexCom Inc.	912	327,764	*
Edwards Lifesciences Corp.	6,205	518,986	*
Hologic Inc.	2,539	188,851	*
IDEXX Laboratories Inc.	816	399,277	*
Intuitive Surgical Inc.	1,148	848,303	*
Medtronic PLC	12,891	1,522,814
ResMed Inc.	1,406	272,792
STERIS PLC	817	155,622
Stryker Corp.	3,207	781,161
Teleflex Inc.	453	188,203
Varian Medical Systems Inc.	935	165,056	*
West Pharmaceutical Services Inc.	715	201,473
Zimmer Biomet Holdings Inc.	2,026	324,322
Total Health Care Equipment & Supplies		11,705,269
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	1,410	166,479
Anthem Inc.	2,263	812,304
Cardinal Health Inc.	2,619	159,104
Centene Corp.	5,584	356,874	*
Cigna Corp.	3,441	831,827
CVS Health Corp.	12,244	921,116
DaVita Inc.	744	80,181	*
HCA Healthcare Inc.	2,617	492,886

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — continued
Henry Schein Inc.	1,268	$87,796	*
Humana Inc.	1,267	531,190
Laboratory Corp. of America Holdings	943	240,493	*
McKesson Corp.	1,527	297,826
Quest Diagnostics Inc.	1,279	164,147
UnitedHealth Group Inc.	8,905	3,313,283
Universal Health Services Inc., Class B Shares	799	106,579
Total Health Care Providers & Services		8,562,085
Health Care Technology — 0.1%
Cerner Corp.	2,982	214,346
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	2,910	369,978
Bio-Rad Laboratories Inc., Class A Shares	220	125,657	*
Illumina Inc.	1,381	530,387	*
IQVIA Holdings Inc.	1,764	340,699	*
Mettler-Toledo International Inc.	226	261,186	*
PerkinElmer Inc.	1,007	129,188
Thermo Fisher Scientific Inc.	3,753	1,712,794
Waters Corp.	578	164,250	*
Total Life Sciences Tools & Services		3,634,139
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	21,649	1,366,702
Catalent Inc.	1,623	170,918	*
Eli Lilly & Co.	7,511	1,403,205
Johnson & Johnson	24,883	4,089,521
Merck & Co. Inc.	24,148	1,861,569
Perrigo Co. PLC	1,347	54,513
Pfizer Inc.	53,271	1,930,008
Viatris Inc.	11,439	159,803	*
Zoetis Inc.	4,642	731,022
Total Pharmaceuticals		11,767,261
Total Health Care		41,751,593
Industrials — 8.8%
Aerospace & Defense — 1.7%
Boeing Co.	5,214	1,328,110	*
General Dynamics Corp.	2,209	401,066
Howmet Aerospace Inc.	3,589	115,315	*
Huntington Ingalls Industries Inc.	381	78,429
L3Harris Technologies Inc.	1,984	402,117
Lockheed Martin Corp.	2,368	874,976

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Aerospace & Defense — continued
Northrop Grumman Corp.	1,478	$478,340
Raytheon Technologies Corp.	14,460	1,117,324
Teledyne Technologies Inc.	371	153,464	*
Textron Inc.	2,115	118,609
TransDigm Group Inc.	515	302,779	*
Total Aerospace & Defense		5,370,529
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	1,271	121,291
Expeditors International of Washington Inc.	1,657	178,442
FedEx Corp.	2,339	664,370
United Parcel Service Inc., Class B Shares	6,920	1,176,331
Total Air Freight & Logistics		2,140,434
Airlines — 0.3%
Alaska Air Group Inc.	1,196	82,775	*
American Airlines Group Inc.	5,772	137,951	*
Delta Air Lines Inc.	6,426	310,247	*
Southwest Airlines Co.	5,313	324,412	*
United Airlines Holdings Inc.	2,884	165,945	*
Total Airlines		1,021,330
Building Products — 0.5%
Allegion PLC	914	114,817
AO Smith Corp.	1,160	78,428
Carrier Global Corp.	7,853	331,554
Fortune Brands Home & Security Inc.	1,485	142,293
Johnson Controls International PLC	6,724	401,221
Masco Corp.	2,294	137,410
Trane Technologies PLC	2,383	394,529
Total Building Products		1,600,252
Commercial Services & Supplies — 0.4%
Cintas Corp.	845	288,407
Copart Inc.	2,048	222,433	*
Republic Services Inc.	2,129	211,516
Rollins Inc.	1,953	67,222
Waste Management Inc.	3,575	461,247
Total Commercial Services & Supplies		1,250,825
Construction & Engineering — 0.0%††
Quanta Services Inc.	1,444	127,043
Electrical Equipment — 0.6%
AMETEK Inc.	2,088	266,700
Eaton Corp. PLC	3,713	513,434

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
Electrical Equipment — continued
Emerson Electric Co.	5,725	$516,509
Generac Holdings Inc.	640	209,568	*
Rockwell Automation Inc.	1,088	288,799
Total Electrical Equipment		1,795,010
Industrial Conglomerates — 1.2%
3M Co.	5,338	1,028,526
General Electric Co.	85,271	1,119,608
Honeywell International Inc.	6,707	1,455,889
Roper Technologies Inc.	1,009	406,970
Total Industrial Conglomerates		4,010,993
Machinery — 1.8%
Caterpillar Inc.	5,302	1,229,375
Cummins Inc.	1,427	369,750
Deere & Co.	3,019	1,129,529
Dover Corp.	1,399	191,845
Fortive Corp.	3,346	236,361
IDEX Corp.	734	153,641
Illinois Tool Works Inc.	2,786	617,155
Ingersoll Rand Inc.	3,367	165,690	*
Otis Worldwide Corp.	3,874	265,175
PACCAR Inc.	3,442	319,831
Parker-Hannifin Corp.	1,242	391,764
Pentair PLC	1,489	92,794
Snap-on Inc.	500	115,370
Stanley Black & Decker Inc.	1,600	319,472
Westinghouse Air Brake Technologies Corp.	1,857	147,000
Xylem Inc.	1,753	184,381
Total Machinery		5,929,133
Professional Services — 0.4%
Equifax Inc.	1,209	218,986
IHS Markit Ltd.	3,666	354,795
Jacobs Engineering Group Inc.	1,331	172,058
Leidos Holdings Inc.	1,313	126,416
Nielsen Holdings PLC	3,464	87,120
Robert Half International Inc.	1,065	83,145
Verisk Analytics Inc.	1,523	269,099
Total Professional Services		1,311,619
Road & Rail — 1.0%
CSX Corp.	7,120	686,510
J.B. Hunt Transport Services Inc.	706	118,658

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Road & Rail — continued
Kansas City Southern	813	$214,567
Norfolk Southern Corp.	2,471	663,513
Old Dominion Freight Line Inc.	932	224,062
Union Pacific Corp.	6,544	1,442,363
Total Road & Rail		3,349,673
Trading Companies & Distributors — 0.2%
Fastenal Co.	5,412	272,115
United Rentals Inc.	664	218,662	*
W.W. Grainger Inc.	369	147,943
Total Trading Companies & Distributors		638,720
Total Industrials		28,545,561
Information Technology — 26.3%
Communications Equipment — 0.8%
Arista Networks Inc.	550	166,039	*
Cisco Systems Inc.	40,476	2,093,014
F5 Networks Inc.	622	129,762	*
Juniper Networks Inc.	3,087	78,194
Motorola Solutions Inc.	1,521	286,024
Total Communications Equipment		2,753,033
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A Shares	5,738	378,536
CDW Corp.	1,358	225,088
Corning Inc.	7,241	315,056
FLIR Systems Inc.	1,226	69,232
IPG Photonics Corp.	314	66,235	*
Keysight Technologies Inc.	1,817	260,558	*
TE Connectivity Ltd.	3,245	418,962
Trimble Inc.	2,450	190,586	*
Zebra Technologies Corp., Class A Shares	523	253,749	*
Total Electronic Equipment, Instruments & Components		2,178,002
IT Services — 5.1%
Accenture PLC, Class A Shares	5,978	1,651,422
Akamai Technologies Inc.	1,641	167,218	*
Automatic Data Processing Inc.	4,034	760,288
Broadridge Financial Solutions Inc.	1,051	160,908
Cognizant Technology Solutions Corp., Class A Shares	4,941	385,991
DXC Technology Co.	2,526	78,963	*
Fidelity National Information Services Inc.	6,031	848,019
Fiserv Inc.	5,495	654,125	*
FleetCor Technologies Inc.	799	214,635	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Gartner Inc.	943	$172,145	*
Global Payments Inc.	2,767	557,772
International Business Machines Corp.	8,668	1,155,098
Jack Henry & Associates Inc.	759	115,155
Mastercard Inc., Class A Shares	8,364	2,978,002
Paychex Inc.	2,993	293,374
PayPal Holdings Inc.	11,195	2,718,594	*
VeriSign Inc.	945	187,828	*
Visa Inc., Class A Shares	16,322	3,455,857
Western Union Co.	4,242	104,608
Total IT Services		16,660,002
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices Inc.	11,569	908,167	*
Analog Devices Inc.	3,497	542,315
Applied Materials Inc.	8,886	1,187,170
Broadcom Inc.	3,892	1,804,565
Enphase Energy Inc.	1,180	191,349	*
Intel Corp.	38,920	2,490,880
KLA Corp.	1,442	476,437
Lam Research Corp.	1,363	811,312
Maxim Integrated Products Inc.	2,474	226,049
Microchip Technology Inc.	2,573	399,381
Micron Technology Inc.	10,805	953,109	*
Monolithic Power Systems Inc.	410	144,816
NVIDIA Corp.	5,937	3,169,942
NXP Semiconductors NV	2,199	442,747
Qorvo Inc.	1,184	216,317	*
QUALCOMM Inc.	10,880	1,442,579
Skyworks Solutions Inc.	1,585	290,816
Teradyne Inc.	1,633	198,703
Texas Instruments Inc.	8,692	1,642,701
Xilinx Inc.	2,358	292,156
Total Semiconductors & Semiconductor Equipment		17,831,511
Software — 8.2%
Adobe Inc.	4,590	2,181,948	*
ANSYS Inc.	799	271,309	*
Autodesk Inc.	2,111	585,064	*
Cadence Design Systems Inc.	2,563	351,105	*
Citrix Systems Inc.	1,270	178,257
Fortinet Inc.	1,298	239,377	*

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Software — continued
Intuit Inc.	2,557	$979,484
Microsoft Corp.	72,179	17,017,643
NortonLifeLock Inc.	6,186	131,514
Oracle Corp.	17,513	1,228,887
Paycom Software Inc.	474	175,408	*
salesforce.com Inc.	8,818	1,868,270	*
ServiceNow Inc.	1,859	929,705	*
Synopsys Inc.	1,384	342,928	*
Tyler Technologies Inc.	414	175,755	*
Total Software		26,656,654
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	151,166	18,464,927
Hewlett Packard Enterprise Co.	11,886	187,086
HP Inc.	11,705	371,634
NetApp Inc.	2,023	147,011
Seagate Technology PLC	1,769	135,771
Western Digital Corp.	2,814	187,834
Total Technology Hardware, Storage & Peripherals		19,494,263
Total Information Technology		85,573,465
Materials — 2.7%
Chemicals — 1.9%
Air Products & Chemicals Inc.	2,143	602,912
Albemarle Corp.	965	140,996
Celanese Corp.	1,171	175,427
CF Industries Holdings Inc.	2,121	96,251
Corteva Inc.	7,551	352,028
Dow Inc.	7,333	468,872
DuPont de Nemours Inc.	5,260	406,493
Eastman Chemical Co.	1,342	147,781
Ecolab Inc.	2,467	528,111
FMC Corp.	1,094	121,007
International Flavors & Fragrances Inc.	2,387	333,249
Linde PLC	4,872	1,364,842
LyondellBasell Industries NV, Class A Shares	2,441	253,986
Mosaic Co.	3,300	104,313
PPG Industries Inc.	2,321	348,753
Sherwin-Williams Co.	765	564,578
Total Chemicals		6,009,599

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials Inc.	545	$183,022
Vulcan Materials Co.	1,162	196,088
Total Construction Materials		379,110
Containers & Packaging — 0.3%
Amcor PLC	15,613	182,360
Avery Dennison Corp.	826	151,695
Ball Corp.	3,157	267,524
International Paper Co.	3,475	187,893
Packaging Corp. of America	917	123,318
Sealed Air Corp.	1,631	74,732
Westrock Co.	2,409	125,389
Total Containers & Packaging		1,112,911
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	14,366	473,072	*
Newmont Corp.	7,769	468,238
Nucor Corp.	2,812	225,719
Total Metals & Mining		1,167,029
Total Materials		8,668,649
Real Estate — 2.5%
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities Inc.	1,225	201,268
American Tower Corp.	4,207	1,005,725
AvalonBay Communities Inc.	1,227	226,394
Boston Properties Inc.	1,448	146,625
Crown Castle International Corp.	4,204	723,635
Digital Realty Trust Inc.	2,710	381,676
Duke Realty Corp.	3,685	154,512
Equinix Inc.	860	584,447
Equity Residential	3,056	218,901
Essex Property Trust Inc.	693	188,385
Extra Space Storage Inc.	1,257	166,615
Federal Realty Investment Trust	653	66,247
Healthpeak Properties Inc.	5,726	181,743
Host Hotels & Resorts Inc.	6,029	101,589	*
Iron Mountain Inc.	2,809	103,961
Kimco Realty Corp.	3,796	71,175
Mid-America Apartment Communities Inc.	1,154	166,592
Prologis Inc.	7,202	763,412
Public Storage	1,442	355,828
Realty Income Corp.	3,042	193,167

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Regency Centers Corp.	1,820	$103,212
SBA Communications Corp.	1,054	292,538
Simon Property Group Inc.	3,079	350,298
UDR Inc.	2,877	126,185
Ventas Inc.	3,955	210,960
Vornado Realty Trust	1,688	76,618
Welltower Inc.	4,037	289,170
Weyerhaeuser Co.	7,195	256,142
Total Equity Real Estate Investment Trusts (REITs)		7,707,020
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,133	247,851	*
Total Real Estate		7,954,871
Utilities — 2.6%
Electric Utilities — 1.7%
Alliant Energy Corp.	2,384	129,118
American Electric Power Co. Inc.	4,682	396,566
Duke Energy Corp.	7,049	680,440
Edison International	3,919	229,653
Entergy Corp.	1,973	196,254
Evergy Inc.	2,260	134,538
Eversource Energy	3,237	280,292
Exelon Corp.	9,082	397,247
FirstEnergy Corp.	4,954	171,854
NextEra Energy Inc.	18,773	1,419,427
NRG Energy Inc.	2,314	87,307
Pinnacle West Capital Corp.	1,201	97,701
PPL Corp.	7,827	225,731
Southern Co.	9,927	617,062
Xcel Energy Inc.	5,030	334,545
Total Electric Utilities		5,397,735
Gas Utilities — 0.0%††
Atmos Energy Corp.	1,300	128,505
Independent Power and Renewable Electricity Producers — 0.0%††
AES Corp.	6,395	171,450
Multi-Utilities — 0.8%
Ameren Corp.	2,338	190,220
CenterPoint Energy Inc.	5,012	113,522
CMS Energy Corp.	2,834	173,497
Consolidated Edison Inc.	3,129	234,049
Dominion Energy Inc.	7,622	578,967

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS S&P 500 Index Fund

Security		Shares	Value
Multi-Utilities — continued
DTE Energy Co.		1,836	$244,445
NiSource Inc.		3,516	84,771
Public Service Enterprise Group Inc.		4,953	298,220
Sempra Energy		2,904	385,012
WEC Energy Group Inc.		2,976	278,524
Total Multi-Utilities			2,581,227
Water Utilities — 0.1%
American Water Works Co. Inc.		1,633	244,819
Total Utilities			8,523,736
Total Investments before Short-Term Investments (Cost — $96,090,044)			321,641,927

	Rate
Short-Term Investments — 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,123,108)	0.010%	3,123,108	3,123,108
Total Investments — 100.0% (Cost — $99,213,152)			324,765,035
Other Assets in Excess of Liabilities — 0.0%††			78,775
Total Net Assets — 100.0%			$324,843,810

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	17	6/21	$3,327,523	$3,372,290	$44,767

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $99,178,362)	$324,695,919
Investments in affiliated securities, at value (Cost — $34,790)	69,116
Cash	1,567
Dividends and interest receivable	213,746
Deposits with brokers for open futures contracts	187,520
Receivable from broker — net variation margin on open futures contracts	15,826
Receivable for Fund shares sold	11,593
Prepaid expenses	20,076
Total Assets	325,215,363

Liabilities:
Payable for Fund shares repurchased	124,910
Investment management fee payable	64,023
Service and/or distribution fees payable	49,745
Transfer agent fees payable	35,659
Legal fees payable	34,134
Audit and tax fees payable	23,871
Trustees’ fees payable	3,911
Accrued expenses	35,300
Total Liabilities	371,553
Total Net Assets	$324,843,810

Net Assets:
Par value (Note 7)	$98
Paid-in capital in excess of par value	91,802,897
Total distributable earnings (loss)	233,040,815
Total Net Assets	$324,843,810

Net Assets:
Class A	$298,000,564
Class D	$26,843,246

Shares Outstanding:
Class A	9,024,203
Class D	805,688

Net Asset Value:
Class A	$33.02
Class D	$33.32

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends from unaffiliated investments	$2,325,571
Dividends from affiliated investments	1,484
Interest	110
Total Investment Income	2,327,165

Expenses:
Investment management fee (Note 2)	383,367
Service and/or distribution fees (Notes 2 and 5)	281,258
Transfer agent fees (Note 5)	96,093
Fund accounting fees	34,933
Legal fees	21,605
Registration fees	21,133
Audit and tax fees	19,751
Standard & Poor’s license fees	15,330
Trustees’ fees	9,195
Shareholder reports	6,518
Custody fees	5,000
Insurance	2,000
Interest expense	9
Miscellaneous expenses	2,421
Total Expenses	898,613
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(19,293)
Net Expenses	879,320
Net Investment Income	1,447,845

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	11,351,639
Investment transactions in affiliated securities	4,969
Futures contracts	456,607
Net Realized Gain	11,813,215
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	39,149,727
Investments in affiliated securities	22,612
Futures contracts	46,757
Change in Net Unrealized Appreciation (Depreciation)	39,219,096
Net Gain on Investments and Futures Contracts	51,032,311
Increase in Net Assets From Operations	$52,480,156

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment income	$1,447,845	$3,659,617
Net realized gain	11,813,215	14,976,026
Change in net unrealized appreciation (depreciation)	39,219,096	19,089,512
Increase in Net Assets From Operations	52,480,156	37,725,155

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,989,514)	(15,508,417)
Decrease in Net Assets From Distributions to Shareholders	(17,989,514)	(15,508,417)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,977,480	18,621,759
Reinvestment of distributions	17,854,884	15,399,646
Cost of shares repurchased	(17,802,233)	(43,331,145)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,030,131	(9,309,740)
Increase in Net Assets	38,520,773	12,906,998

Net Assets:
Beginning of period	286,323,037	273,416,039
End of period	$324,843,810	$286,323,037

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$29.50	$27.21	$27.71	$24.81	$21.89	$19.57

Income from operations:
Net investment income	0.15	0.36	0.37	0.34	0.36	0.34
Net realized and unrealized gain	5.24	3.47	0.48	3.78	3.45	2.52
Total income from operations	5.39	3.83	0.85	4.12	3.81	2.86

Less distributions from:
Net investment income	(0.35)	(0.40)	(0.34)	(0.34)	(0.38)	(0.40)
Net realized gains	(1.52)	(1.14)	(1.01)	(0.88)	(0.51)	(0.14)
Total distributions	(1.87)	(1.54)	(1.35)	(1.22)	(0.89)	(0.54)

Net asset value, end of period	$33.02	$29.50	$27.21	$27.71	$24.81	$21.89
Total return[3]	18.74%	14.55%	3.64%	17.19%	17.95%	14.82%

Net assets, end of period (millions)	$298	$263	$254	$265	$247	$232

Ratios to average net assets:
Gross expenses	0.60%[4]	0.61%	0.61%	0.62%	0.60%	0.61%
Net expenses[5,6]	0.59 [4]	0.59	0.59	0.59	0.59	0.59
Net investment income	0.93 [4]	1.31	1.43	1.30	1.57	1.62

Portfolio turnover rate	2%	3%	3%	2%	2%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$29.77	$27.44	$27.94	$25.01	$22.05	$19.71

Income from operations:
Net investment income	0.18	0.41	0.42	0.39	0.41	0.38
Net realized and unrealized gain	5.30	3.51	0.48	3.81	3.48	2.54
Total income from operations	5.48	3.92	0.90	4.20	3.89	2.92

Less distributions from:
Net investment income	(0.41)	(0.45)	(0.39)	(0.39)	(0.42)	(0.44)
Net realized gains	(1.52)	(1.14)	(1.01)	(0.88)	(0.51)	(0.14)
Total distributions	(1.93)	(1.59)	(1.40)	(1.27)	(0.93)	(0.58)

Net asset value, end of period	$33.32	$29.77	$27.44	$27.94	$25.01	$22.05
Total return[3]	18.89%	14.78%	3.83%	17.40%	18.24%	15.05%

Net assets, end of period (000s)	$26,843	$23,555	$19,833	$19,260	$12,759	$9,742

Ratios to average net assets:
Gross expenses	0.41%[4]	0.43%	0.43%	0.45%	0.44%	0.45%
Net expenses[5,6]	0.39 [4]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.13 [4]	1.51	1.63	1.50	1.77	1.82

Portfolio turnover rate	2%	3%	3%	2%	2%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

26	QS S&P 500 Index Fund 2021 Semi-Annual Report

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

QS S&P 500 Index Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$321,641,927	—	—	$321,641,927
Short-Term Investments†	3,123,108	—	—	3,123,108
Total Investments	$324,765,035	—	—	$324,765,035
Other Financial Instruments:
Futures Contracts	$44,767	—	—	$44,767
Total	$324,809,802	—	—	$324,809,802

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

28	QS S&P 500 Index Fund 2021 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

QS S&P 500 Index Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

30	QS S&P 500 Index Fund 2021 Semi-Annual Report

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

QS S&P 500 Index Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $19,293.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,442,023
Sales	19,306,264

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$99,213,152	$229,218,089	$(3,666,206)	$225,551,883
Futures contracts	—	44,767	—	44,767

32	QS S&P 500 Index Fund 2021 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2021.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$44,767

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$456,607

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$46,757

During the six months ended March 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,065,063

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

QS S&P 500 Index Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2021, class specific expenses were as follows:
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$ 281,258†	$ 86,917
Class D	—	9,176
Total	$ 281,258	$ 96,093

† Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2021, the service and/or distribution fees reimbursed amounted to $2 for Class A shares.

For the six months ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$ 16,486
Class D	2,807
Total	$ 19,293

6. Distributions to shareholders by class

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	$ 3,163,638	$ 3,810,108
Class D	336,364	339,898
Total	$ 3,500,002	$ 4,150,006

Net Realized Gains:
Class A	$ 13,282,922	$ 10,538,052
Class D	1,206,590	820,359
Total	$ 14,489,512	$ 11,358,411

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

34	QS S&P 500 Index Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	77,468	$2,430,439	545,722	$14,175,025
Shares issued on reinvestment	527,477	16,311,930	517,641	14,239,389
Shares repurchased	(488,061)	(15,146,639)	(1,475,076)	(39,799,000)
Net increase (decrease)	116,884	$3,595,730	(411,713)	$(11,384,586)

Class D
Shares sold	48,347	$1,547,041	157,972	$4,446,734
Shares issued on reinvestment	49,435	1,542,954	41,805	1,160,257
Shares repurchased	(83,287)	(2,655,594)	(131,247)	(3,532,145)
Net increase	14,495	$434,401	68,530	$2,074,846

8. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended March 31, 2021:

	Affiliate Value at September 30, 2020							Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021

		Purchased		Sold		Realized Gain (Loss)	Dividend Income
		Cost	Shares	Cost	Shares
Franklin Resources Inc.	$60,317	—	—	$13,813	629	$4,969	$1,484	$22,612	$69,116

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

QS S&P 500 Index Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

36	QS S&P 500 Index Fund 2021 Semi-Annual Report

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/21 SR21-4134

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust
By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 20, 2021